Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Project Advances Receivable [Abstract]
Current	$ 1,277	$ 6,431
Non-current	495	789
Project advances	$ 1,772	$ 7,220